Segment And Geographical Information	12 Months Ended
Dec. 31, 2011
Segment And Geographical Information [Abstract]
Segment And Geographical Information

Note 20: Segment and Geographical Information

Segment Information

CNH has three reportable segments: Agricultural Equipment, Construction Equipment and Financial Services.

Agricultural Equipment

The agricultural equipment segment manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment.

Construction Equipment

The construction equipment segment manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders and trenchers.

Financial Services

The financial services segment is engaged in broad-based financial services through wholly owned subsidiaries and joint ventures in North America, Latin America, Europe and Australia. CNH provides and administers retail financing to end-use customers for the purchase or lease of new and used CNH and other agricultural and construction equipment sold by CNH dealers and distributors. CNH also facilitates the sale of insurance products and other financing programs to retail customers. In addition, CNH provides wholesale financing to CNH dealers and rental equipment operators, as well as financing options to dealers to finance working capital, real estate and other fixed assets and maintenance equipment in connection with their operations.

As of December 31, 2011, Fiat Industrial owned approximately 88% of CNH's outstanding common shares through Fiat Netherlands. As a result, CNH evaluates segment performance and reports to Fiat Industrial based on criteria established by Fiat Industrial.

CNH reports to Fiat Industrial based on financial information prepared in accordance with International Accounting Standards and International Financial Reporting Standards (collectively "IFRS"). CNH evaluates segment performance based on "trading profit" as defined by Fiat Industrial. Fiat Industrial defines trading profit as income before restructuring, net financial expenses of Equipment Operations, income taxes, noncontrolling interests, equity in income (loss) of unconsolidated subsidiaries and affiliates, and impairment losses. Transactions between segments are accounted for at market value.

A reconciliation from consolidated trading profit reported to Fiat Industrial under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the year ended December 31, 2011, and a reconciliation from consolidated trading profit reported to Fiat under IFRS to income (loss) before income taxes and equity in income (loss) of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 2010 and 2009 are provided below.

	Years Ended December 31,
	2011	2010	2009
	(in millions)
Trading profit	$1,606	$1,001	$470
Adjustments to convert from trading profit to U.S. GAAP income (loss) before income taxes and equity in income (loss) of unconsolidated subsidiaries:
Accounting for benefit plans	(31)	(62)	(51)
Accounting for other intangible assets, primarily product development costs	(138)	(176)	(140)
Restructuring	—	(16)	(102)
Net financial expense	(322)	(342)	(287)
Accounting for receivable securitizations and other	36	11	17

Income (loss) before income taxes and equity in income (loss) of unconsolidated subsidiaries and affiliates under U.S. GAAP	$1,151	$416	$(93)

The following summarizes trading profit by reportable segment:

	Years Ended December 31,
	2011	2010	2009
	(in millions)
Agricultural equipment	$1,264	$839	$650
Construction equipment	27	(43)	(393)
Financial services	315	205	213

Trading profit	$1,606	$1,001	$470

A summary of additional reportable segment information, compiled under IFRS, as of and for the years ended December 31, 2011, 2010, and 2009 is as follows:

	2011	2010	2009
	(in millions)
Revenues:
Agricultural equipment	$14,183	$11,528	$10,663
Construction equipment	3,876	2,946	2,120
Financial services	1,629	1,617	1,574
Eliminations	(347)	(309)	(260)

Net revenues under IFRS	19,341	15,782	14,097
Difference[1]	(156)	(174)	(337)

Revenues under U.S. GAAP	$19,185	$15,608	$13,760

Depreciation and amortization:
Agricultural equipment	$303	$264	$239
Construction equipment	102	97	87
Financial services	117	124	127

Depreciation and amortization under IFRS	522	485	453
Difference, principally amortization of development costs capitalized under IFRS	(96)	(70)	(55)

Depreciation and amortization under U.S. GAAP	$426	$415	$398

Total assets:
Agricultural equipment[2]	$13,182	$11,913	$9,696
Construction equipment[2]	4,423	3,729	3,604
Financial services	18,106	17,346	17,885
Assets not allocated to segments, principally goodwill, other intangibles and taxes	12,678	11,742	10,515
Eliminations	(13,758)	(12,544)	(11,403)

Total assets under IFRS	34,631	32,186	30,297
Difference[3]	(538)	(597)	(7,089)

Total assets under U.S. GAAP	$34,093	$31,589	$23,208

1

In 2011 and 2010, principally classification of finance income. In 2009, principally finance and interest income on receivables that were on-book under IFRS, but off-book under the U.S. GAAP accounting guidance in effect during those periods.

2	Includes receivables legally transferred to Financial Services.
3

In 2011 and 2010, principally development costs that are capitalized under IFRS. In 2009, principally receivables that were on-book under IFRS, but off-book under the U.S. GAAP accounting guidance in effect during those periods.

	2011	2010	2009
	(in millions)
Expenditures for additions to long-lived assets*:
Agricultural equipment	$507	$430	$341
Construction equipment	148	138	92
Financial services	393	362	300

Expenditures for additions to long-lived assets under IFRS	1,048	930	733
Difference, development costs capitalized under IFRS	(244)	(264)	(213)

Total expenditures for additions to long-lived assets under U.S. GAAP	$804	$666	$520

*	Includes equipment on operating leases and property, plant and equipment

	2011	2010
	(in millions)
Investments in unconsolidated subsidiaries and affiliates:
Agricultural equipment	$205	$221
Construction equipment	221	188
Financial services	83	83

Investments in unconsolidated subsidiaries and affiliates under IFRS	509	492
Difference, principally product development cost capitalized under IFRS	(3)	(2)

Investments in unconsolidated subsidiaries and affiliates under U.S. GAAP	506	$490

Geographical Information

The following highlights CNH's long-lived tangible assets by geographic area and total revenues by destination:

	United States	Brazil	Canada	France	Australia	Germany	Other	Total
	(in millions)
At December 31, 2011, and for the year then ended:
Total revenues	$6,786	$2,421	$1,592	$1,029	$721	$650	$5,986	$19,185

Long-lived tangible assets	$1,190	$326	$250	$77	$28	$32	$699	$2,602

At December 31, 2010, and for the year then ended:
Total revenues	$5,771	$2,355	$1,102	$715	$547	$518	$4,600	$15,608

Long-lived tangible assets	$1,070	$301	$241	$80	$22	$35	$659	$2,408

At December 31, 2009, and for the year then ended:
Total revenues	$5,308	$1,584	$551	$940	$620	$557	$4,200	$13,760

Long-lived tangible assets	$1,039	$271	$214	$90	$54	$40	$702	$2,410

The amounts reported as long-lived tangible assets include equipment on operating leases and property, plant and equipment.

CNH is organized under the laws of The Netherlands. Geographical information for CNH pertaining to The Netherlands is not significant or not applicable.